Income taxes - Summary of the deductible temporary differences, operating loss carryforwards and tax credit carryforwards (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	¥ 134,602	¥ 126,406
Operating loss carryforwards	1,424,553	1,384,658
Tax credit carryforwards	¥ 16,869	¥ 18,853